Income Tax - Schedule of Reconciliation of Net Deferred Tax Assets (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of temporary difference, unused tax losses and unused tax credits [abstract]
As of January 1	€ (66,627)	€ (48,258)
Tax expense during the period recognized in profit or loss	15,209	16,815
Tax income/(expense) during the period recognized in OCI	1,112	947	€ (2,279)
Other effect	(164)	607
As at December 31	€ (82,784)	€ (66,627)	€ (48,258)